INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets, gross carrying amount (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Intangible assets
Balance at beginning of the year	$ 67,342,362	$ 35,333,464
Balance at end of the year	76,704,869	67,342,362	$ 35,333,464
Gross carrying amount
Intangible assets
Balance at beginning of the year	78,019,203	42,832,837	45,848,737
Additions	5,538,723	32,404,339	2,855,479
Additions from business combination		2,923,897
Disposals		(3,900,639)	(286,496)
Foreign currency translation	10,671,631	3,758,769	(5,584,883)
Balance at end of the year	94,229,557	78,019,203	42,832,837
HB4 soy and breeding program
Intangible assets
Balance at beginning of the year	27,611,142	7,345,923
Balance at end of the year	29,802,534	27,611,142	7,345,923
HB4 soy and breeding program | Gross carrying amount
Intangible assets
Balance at beginning of the year	27,611,142	7,345,923	6,120,336
Additions	3,759,946	20,471,002	1,225,587
Disposals		(205,783)
Balance at end of the year	31,371,088	27,611,142	7,345,923
Integrated seed products
Intangible assets
Balance at beginning of the year	2,558,220	2,296,955
Balance at end of the year	3,137,158	2,558,220	2,296,955
Integrated seed products | Gross carrying amount
Intangible assets
Balance at beginning of the year	2,558,220	2,296,955	2,627,946
Additions			38,143
Foreign currency translation	622,935	261,265	(369,134)
Balance at end of the year	3,181,155	2,558,220	2,296,955
Microbiology products
Intangible assets
Balance at beginning of the year	3,996,657	2,503,631
Balance at end of the year	5,792,348	3,996,657	2,503,631
Microbiology products | Gross carrying amount
Intangible assets
Balance at beginning of the year	6,037,680	3,867,593	3,267,200
Additions	1,389,738	1,791,008	1,358,315
Disposals		(51,716)	(286,496)
Foreign currency translation	1,428,003	430,795	(471,426)
Balance at end of the year	8,855,421	6,037,680	3,867,593
Trademarks and patents
Intangible assets
Balance at beginning of the year	6,923,256	6,374,782
Balance at end of the year	8,267,041	6,923,256	6,374,782
Trademarks and patents | Gross carrying amount
Intangible assets
Balance at beginning of the year	9,824,171	8,432,746	9,810,822
Additions		4,834
Additions from business combination		499,329
Foreign currency translation	2,358,874	887,262	(1,378,076)
Balance at end of the year	12,183,045	9,824,171	8,432,746
Software
Intangible assets
Balance at beginning of the year	1,849,041	686,965
Balance at end of the year	2,167,985	1,849,041	686,965
Software | Gross carrying amount
Intangible assets
Balance at beginning of the year	3,784,593	2,088,929	2,149,340
Additions	389,039	2,205,796	233,434
Disposals		(711,441)
Foreign currency translation	1,002,741	201,309	(293,845)
Balance at end of the year	5,176,373	3,784,593	2,088,929
Customer loyalty
Intangible assets
Balance at beginning of the year	19,404,046	16,125,208
Balance at end of the year	22,537,803	19,404,046	16,125,208
Customer loyalty | Gross carrying amount
Intangible assets
Balance at beginning of the year	23,203,397	18,800,691	21,873,093
Additions from business combination		2,424,568
Foreign currency translation	5,259,078	1,978,138	(3,072,402)
Balance at end of the year	28,462,475	23,203,397	$ 18,800,691
GLA/ARA safflower | Gross carrying amount
Intangible assets
Additions		2,931,699
Disposals		(2,931,699)
RG/RS/OX Wheat
Intangible assets
Balance at beginning of the year	5,000,000
Balance at end of the year	5,000,000	5,000,000
RG/RS/OX Wheat | Gross carrying amount
Intangible assets
Balance at beginning of the year	5,000,000
Additions		5,000,000
Balance at end of the year	$ 5,000,000	5,000,000
Verdeca
Intangible assets
Additions from business combination		$ 18,400,000